Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	£ 3,686	£ 3,122
Property, plant and equipment	869	427
Deferred tax asset	34	47
Total non-current assets	4,589	3,596
Current assets
Prepayments, accrued income and other receivables	3,854	2,354
Current income tax receivable	6,373	4,263
Cash and cash equivalents	65,174	76,972
Total current assets	75,401	83,589
Total assets	79,990	87,185
Capital and reserves
Share capital and share premium	80,801	80,715
Other reserves	60,689	59,692
Accumulated deficit	(68,470)	(58,813)
Total equity attributable to equity holders of the Company	73,020	81,594
Non-current liabilities
Provisions	26	26
Lease liability	294
Total non-current liabilities	320	26
Current liabilities
Trade payables	2,291	2,455
Payroll taxes and social security	165	127
Lease liability	186
Accrued expenditure	4,008	2,983
Total current liabilities	6,650	5,565
Total liabilities	6,970	5,591
Total equity and liabilities	£ 79,990	£ 87,185